Non-current assets - property, plant and equipment	6 Months Ended
Dec. 31, 2023
Non-current assets - property, plant and equipment [Abstract]
Non-current assets - property, plant and equipment
Note 10. Non-current assets - property, plant and equipment

	31 Dec 2023	30 Jun 2023
	$’000	$’000

Plant and equipment - at cost	632	629
Less: Accumulated depreciation	(167)	(107)

	465	522

Reconciliations
Reconciliations of the written down values at the beginning and end of the current financial period are set out below:

$’000

Balance at 1 July 2023	522
Additions	3
Depreciation expense	(60)

Balance at 31 December 2023	465